UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

December 31, 2009

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  February 16, 2010


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	94
Form 13F Information Table Value Total:	$194,392

List of Other Included Managers:

No. 13F File Number		Name

                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As
Defined
(c)
Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         5,592,787

63,360
X


Walter Harrison
X


ALTISOURCE PORTFOLIO SOL S.A. CMN
Common
L0175J104
            459,933

21,912
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,117,096

107,850
X


Walter Harrison
X


AMAZON.COM INC CMN
Common
023135106
         1,022,352

7,600
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL) CMN
Common
030145205
            692,692

468,035
X


Walter Harrison
X


AMR CORP (DEL) CMN
Common
001765106
            400,414

51,800
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,601,106

50,700
X


Walter Harrison
X


ANTE4 INC CMN
Common
03665E109

            127,732


122,819
X


Walter Harrison
X


APPLE, INC. CMN
Common
037833100
         1,517,270

7,200
X


Walter Harrison
X


AUTONATION, INC. CMN
Common
05329W102
         1,384,545

72,300
X


Walter Harrison
X


AVON PRODUCTS INC. CMN
Common
054303102
         1,719,900

54,600
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104
            797,668

52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         3,528,919

126,168
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
            669,460

17,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
              29,112

26,225
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         1,876,740

100,900
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         1,570,353

49,900
X


Walter Harrison
X


BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN
Common
111621306
            787,416

103,200
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         3,027,069

53,700
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,939,722

130,887
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,824,562

47,589
X


Walter Harrison
X


CHESAPEAKE ENERGY CORPORATION CMN
Common
165167107
            696,172

26,900
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      16,943,832

319,876
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         8,096,508

338,200
X


Walter Harrison
X


CONSTANT CONTACT INC CMN
Common
210313102
            320,000

20,000
X


Walter Harrison
X


CONTINENTAL AIRLINES INC CLASS B
Common
210795308
            494,592

27,600
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         5,266,335

163,500
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,819,943

137,962
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         2,990,568

29,400
X


Walter Harrison
X


DELTA AIR LINES, INC. CMN
Common
247361702
            482,512

42,400
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         1,923,048

69,600
X


Walter Harrison
X


E*TRADE FINANCIAL CORPORATION CMN
Common
269246104
            315,920

179,500
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         5,735,401

328,300
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         5,654,880

66,000
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         1,795,272

152,400
X


Walter Harrison
X


FORTINET, INC. CMN
Common
34959E109
            695,772

39,600
X


Walter Harrison
X


GENERAL ELECTRIC CO CMN
Common
369604103
         2,676,497

176,900
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
         1,038,480

24,000
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
            619,875

55,100
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
            908,754

23,100
X


Walter Harrison
X


GOLDMAN SACHS GROUP, INC.(THE) CMN
Common
38141G104
         1,215,648

7,200
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS A
Common
38259P508
         2,975,904

4,800
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         1,976,913

65,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         1,370,390

978,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         1,900,701

65,700
X


Walter Harrison
X


INTEL CORPORATION CMN
Common
458140100
         2,794,800

137,000
X


Walter Harrison
X


JPMORGAN CHASE & CO CMN
Common
46625H100
         2,979,405

71,500
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
            914,080

157,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         2,762,738

101,646
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            653,647

260,417
X


Walter Harrison
X


LEAP WIRELESS INTL INC CMN
Common
521863308
            282,555

16,100
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
         2,683,984

247,600
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,612,716

184,100
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         3,192,760

76,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         1,454,912

71,600
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            408,746

102,700
X


Walter Harrison
X


MEAD JOHNSON NUTRITION CO CMN CLASS A
Common
582839106
         1,931,540

44,200
X


Walter Harrison
X


MERCADOLIBRE INC. CMN
Common
58733R102
            752,115

14,500
X


Walter Harrison
X


MERCK & CO., INC. CMN
Common
58933Y105
         1,377,558

37,700
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         5,947,684

56,650
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,766,060

90,750
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         1,136,325

13,900
X


Walter Harrison
X


NETLOGIC MICROSYSTEMS, INC. CMN
Common
64118B100
         1,022,346

22,100
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,344,511

92,661
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
         2,313,662

68,900
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         4,464,804

92,650
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,826,334

55,800
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         1,295,773

26,900
X


Walter Harrison
X


POTASH CORP. OF SASKATCHEWAN CMN
Common
73755L107
            585,900

5,400
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         2,807,000

280,700
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         2,243,610

48,500
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
            481,404

23,100
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         1,459,076

199,600
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
            547,583

365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         4,693,702

324,599
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                4,786

51
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
            579,474

5,400
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
                       -

95,289
X


Walter Harrison
X


TARGET CORPORATION CMN
Common
87612E106
            952,889

19,700
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
              51,003

11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         8,941,834

159,164
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317303
         1,829,992

62,800
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         5,573,048

247,581
X


Walter Harrison
X


UAL CORPORATION CMN
Common
902549807
            524,146

40,600
X


Walter Harrison
X


UNITED STATES STEEL CORPORATIO*N CMN
Common
912909108
         1,223,664

22,200
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
            958,726

27,400
X


Walter Harrison
X


US AIRWAYS GROUP INC CMN
Common
90341W108
            422,532

87,300
X


Walter Harrison
X


VALASSIS COMMUNICATIONS INC CMN
Common
918866104
            821,700

45,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,504,312

17,200
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         3,753,876

64,400
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         2,572,050

97,500
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059 LITIGATION
TRACKING
Common
25429Q110
              16,456

182,839
X






WYNN RESORTS, LIMITED CMN
Common
983134107
         2,148,687

36,900
X


Walter Harrison
X


YAHOO INC CMN
Common
984332106
         1,174,600

70,000
X


Walter Harrison
X


Total Market Value


194,391,870







